Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2024:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	$-	$-
Issued	-	-
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2022	$13,983,567	$13.3
Issued	$783,432	$28.5
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2023	$14,766,999	$0.011
Private placement issued on June 19, 2024	484,281,240	0.123
Warrant exercised on November 17, 2024	1,569,999,600	0.01
Exercised	(830,999)	-
Repurchased
Warrants outstanding, as of December 31, 2024	$2,068,216,840	-

*	Warrants in ordinary shares

Schedule of Warrants Outstanding	Warrants in ordinary shares
Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life

February 24, 2021 Warrants	4,776,000	$35.00	5 years
February 11, 2021 Warrants	3,300,000	$25.00	5 years
February 18, 2021 Warrants	860,000	$50.00	5 years
March 29, 2021 Warrants	5,000,000	$25.00	5 years
June 19, 2024 Private Placement	484,281,240	0.132	5 years
March 15, 2024 F1-FO	1,569,999,600	0.01	5 years

*	Warrants in ordinary shares